Note 3 - Initial Public Offering	11 Months Ended
Dec. 05, 2018
Notes to Financial Statements
Initial Public Offering [Text Block]
Note
3
 — Initial Public Offering

On
August 1, 2017,
Industrea sold
23,000,000
Units, including the issuance of
3,000,000
Units as a result of the underwriters’ exercise of their over-allotment option in full, at a price of
$10.00
per Unit in the Initial Public Offering. Each Unit consisted of one
share of Class A common stock and
one
Public Warrant. Each Public Warrant entitled the holder to purchase one
share of common stock at a price of
$11.50
per share, subject to adjustment (Note
6
).